Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Jan 9, 2013
Document Effective Date	Jan 9, 2013
Prospectus Date	Oct 1, 2012

Prospectus Supplement — January 9, 2013 to the Prospectus, as supplemented, of the following fund:

Fund	Prospectus Dated
Columbia Mid Cap Value Opportunity Fund	October 1, 2012

The Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.36%	0.36%	0.36%	0.08%	0.38%	0.36%	0.36%	0.13%	0.36%	0.36%

Total annual fund operating expenses	1.31%	2.06%	2.06%	0.78%	1.08%	1.56%	1.06%	0.83%	1.31%	1.05%

Less: Fee waiver/expense reimbursement(b)	(0.04%)	(0.04%)	(0.04%)	(0.00%)	(0.00%)	(0.04%)	(0.04%)	(0.00%)	(0.04%)	(0.04%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.27%	2.02%	2.02%	0.78%	1.08%	1.52%	1.02%	0.83%	1.27%	1.02%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, through November 30, 2012 the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, 0.76% for Class I, 1.06% for Class K, 1.43% for Class R, 1.31% for Class R4, 0.81% for Class R5 , 1.18% for Class W and 0.93% for Class Z. Beginning October 27, 2012 through November 30, 2012, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.93% for Class R4. Beginning December 1, 2012 through September 30, 2013, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.27% for Class A, 2.02% for Class B, 2.02% for Class C, 0.82% for Class I, 1.12% for Class K, 1.52% for Class R, 1.02% for Class R4, 0.87% for Class R5, 1.27% for Class W and 1.02% for Class Z. These net operating expense ratios, as applicable, are shown in the table.

The rest of the section remains unchanged.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement [Text Block]	cfst43_SupplementTextBlock

Prospectus Supplement — January 9, 2013 to the Prospectus, as supplemented, of the following fund:

Fund	Prospectus Dated
Columbia Mid Cap Value Opportunity Fund	October 1, 2012

The Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.36%	0.36%	0.36%	0.08%	0.38%	0.36%	0.36%	0.13%	0.36%	0.36%

Total annual fund operating expenses	1.31%	2.06%	2.06%	0.78%	1.08%	1.56%	1.06%	0.83%	1.31%	1.05%

Less: Fee waiver/expense reimbursement(b)	(0.04%)	(0.04%)	(0.04%)	(0.00%)	(0.00%)	(0.04%)	(0.04%)	(0.00%)	(0.04%)	(0.04%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.27%	2.02%	2.02%	0.78%	1.08%	1.52%	1.02%	0.83%	1.27%	1.02%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, through November 30, 2012 the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, 0.76% for Class I, 1.06% for Class K, 1.43% for Class R, 1.31% for Class R4, 0.81% for Class R5 , 1.18% for Class W and 0.93% for Class Z. Beginning October 27, 2012 through November 30, 2012, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.93% for Class R4. Beginning December 1, 2012 through September 30, 2013, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.27% for Class A, 2.02% for Class B, 2.02% for Class C, 0.82% for Class I, 1.12% for Class K, 1.52% for Class R, 1.02% for Class R4, 0.87% for Class R5, 1.27% for Class W and 1.02% for Class Z. These net operating expense ratios, as applicable, are shown in the table.

The rest of the section remains unchanged.

Columbia Mid Cap Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst43_SupplementTextBlock

Prospectus Supplement — January 9, 2013 to the Prospectus, as supplemented, of the following fund:

Fund	Prospectus Dated
Columbia Mid Cap Value Opportunity Fund	October 1, 2012

The Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.36%	0.36%	0.36%	0.08%	0.38%	0.36%	0.36%	0.13%	0.36%	0.36%

Total annual fund operating expenses	1.31%	2.06%	2.06%	0.78%	1.08%	1.56%	1.06%	0.83%	1.31%	1.05%

Less: Fee waiver/expense reimbursement(b)	(0.04%)	(0.04%)	(0.04%)	(0.00%)	(0.00%)	(0.04%)	(0.04%)	(0.00%)	(0.04%)	(0.04%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.27%	2.02%	2.02%	0.78%	1.08%	1.52%	1.02%	0.83%	1.27%	1.02%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, through November 30, 2012 the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, 0.76% for Class I, 1.06% for Class K, 1.43% for Class R, 1.31% for Class R4, 0.81% for Class R5 , 1.18% for Class W and 0.93% for Class Z. Beginning October 27, 2012 through November 30, 2012, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.93% for Class R4. Beginning December 1, 2012 through September 30, 2013, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.27% for Class A, 2.02% for Class B, 2.02% for Class C, 0.82% for Class I, 1.12% for Class K, 1.52% for Class R, 1.02% for Class R4, 0.87% for Class R5, 1.27% for Class W and 1.02% for Class Z. These net operating expense ratios, as applicable, are shown in the table.

The rest of the section remains unchanged.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Columbia Mid Cap Value Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.02%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.02%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.78%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.52%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%	[1],[2]
Columbia Mid Cap Value Opportunity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%	[1],[2]

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, through November30, 2012 the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.18% for ClassA, 1.93% for Class B, 1.93% for Class C, 0.76% for Class I, 1.06% for Class K, 1.43% for Class R, 1.31% for Class R4, 0.81% for Class R5 , 1.18% for Class W and 0.93% for Class Z. Beginning October27, 2012 through November30, 2012, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.93% for Class R4. Beginning December1, 2012 through September30, 2013, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.27% for ClassA, 2.02% for Class B, 2.02% for Class C, 0.82% for Class I, 1.12% for Class K, 1.52% for Class R, 1.02% for Class R4, 0.87% for Class R5, 1.27% for Class W and 1.02% for Class Z. These net operating expense ratios, as applicable, are shown in the table.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 9, 2013